Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Summary of Minimum Future Payments of Leases
Below are the minimum future payments of leases under lease contracts not subject to cancellation as of December 31, 2024 and 2023:

	Leases in U.S. dollars	Leases in local currency	Total December 31, 2024	Total December 31, 2023
Up to 1 year	852,573	274,266	1,126,839	2,662,757
From 1 to 5 years	18,392,659	3,537,237	21,929,896	38,279,009
More than 5 years	9,342,044	—	9,342,044	10,251,709
TOTAL			32,398,779	51,193,475